Note 4 - Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		June 30, 2016
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$-	$15,335	$-	$15,335
Obligations of states and political subdivisions	-	88,355	-	88,355
Mortgage-backed securities in government- sponsored entities	-	22,719	-	22,719
Private-label mortgage-backed securities	-	2,072	-	2,072
Total debt securities	-	128,481	-	128,481
Equity securities in financial institutions	5	809	-	814
Total	$5	$129,290	$-	$129,295
		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$-	$21,629	$-	$21,629
Obligations of states and political subdivisions	-	97,290	-	97,290
Mortgage-backed securities in government- sponsored entities	-	24,524	-	24,524
Private-label mortgage-backed securities	-	2,263	-	2,263
Total debt securities	-	145,706	-	145,706
Equity securities in financial institutions	5	809	-	814
Total	$5	$146,515	$-	$146,520

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		June 30, 2016
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$14,629	$14,629
Other real estate owned	-	-	1,142	1,142
		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$12,848	$12,848
Other real estate owned	-	-	1,412	1,412

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
June 30, 2016
Impaired loans	$10,440	Discounted cash flow	Discount rate	3.1%	to	7.9%	(5.0%)
	4,189	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0%	to	66.4%	(38.3%)

Other real estate owned	$1,142	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0%	to	10.0%	(7.3%)
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015
Impaired loans	$6,867	Discounted cash flow	Discount rate	3.1%	to	7.9%	(5.0%)
	5,981	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0%	to	87.1%	(23.3%)

Other real estate owned	$1,412	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	to	10.0%	(7.3%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	June 30, 2016
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(Dollar amounts in thousands)
Financial assets:
Cash and cash equivalents	$22,127	$22,127	$-	$-	$22,127
Investment securities
Available for sale	129,295	5	129,290	-	129,295
Loans held for sale	496	-	496	-	496
Net loans	573,350	-	-	581,353	581,353
Bank-owned life insurance	13,337	13,337	-	-	13,337
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,328	2,328	-	-	2,328

Financial liabilities:
Deposits	$628,040	$445,016	$-	$185,613	$630,629
Short-term borrowings	42,255	42,255	-	-	42,255
Other borrowings	9,825	-	-	10,003	10,003
Accrued interest payable	394	394	-	-	394
	December 31, 2015
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(Dollar amounts in thousands)
Financial assets:
Cash and cash equivalents	$23,750	$23,750	$-	$-	$23,750
Investment securities
Available for sale	146,520	5	146,515	-	146,520
Loans held for sale	1,107	-	1,107	-	1,107
Net loans	527,325	-	-	534,021	534,021
Bank-owned life insurance	13,141	13,141	-	-	13,141
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,387	2,387	-	-	2,387

Financial liabilities:
Deposits	$624,447	$433,226	$-	$191,747	$624,973
Short-term borrowings	35,825	35,825	-	-	35,825
Other borrowings	9,939	-		10,063	10,063
Accrued interest payable	395	395	-	-	395